Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.4%)
U.S. Government Securities (5.1%)
	U.S. Treasury Note/Bond	0.125%	10/31/22	2,600	2,600
[1]	U.S. Treasury Note/Bond	0.250%	4/15/23	15,000	15,024
	U.S. Treasury Note/Bond	0.625%	3/31/27	22,000	21,429
	U.S. Treasury Note/Bond	5.250%	2/15/29	27,875	35,819
	U.S. Treasury Note/Bond	1.500%	2/15/30	28,000	27,917
	U.S. Treasury Note/Bond	0.625%	5/15/30	180,000	165,600
	U.S. Treasury Note/Bond	0.625%	8/15/30	40,000	36,656
[2]	U.S. Treasury Note/Bond	4.500%	2/15/36	50,000	66,906
	U.S. Treasury Note/Bond	4.750%	2/15/37	50,000	69,195
	U.S. Treasury Note/Bond	1.125%	8/15/40	84,390	70,347
	U.S. Treasury Note/Bond	1.875%	2/15/41	10,000	9,517
[3]	U.S. Treasury Note/Bond	4.750%	2/15/41	70,000	100,199
	U.S. Treasury Note/Bond	3.750%	8/15/41	55,094	69,806
	U.S. Treasury Note/Bond	2.875%	5/15/43	35,000	39,058
	U.S. Treasury Note/Bond	3.000%	11/15/44	55,000	62,606
[2,3]	U.S. Treasury Note/Bond	2.375%	11/15/49	100,000	101,922
[2]	U.S. Treasury Note/Bond	1.250%	5/15/50	43,250	33,573
[2,3]	U.S. Treasury Note/Bond	1.375%	8/15/50	95,055	76,252
	U.S. Treasury Strip Principal	0.010%	2/15/48	45,000	23,966
					1,028,392
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	47,174
	Tennessee Valley Authority	4.250%	9/15/65	10,000	13,191
					60,365
Total U.S. Government and Agency Obligations (Cost $1,114,500)					1,088,757
Corporate Bonds (77.7%)
Communications (7.3%)
	Activision Blizzard Inc.	2.500%	9/15/50	4,390	3,771
	Alphabet Inc.	1.900%	8/15/40	25,925	22,837
	Alphabet Inc.	2.050%	8/15/50	19,215	16,130
	Alphabet Inc.	2.250%	8/15/60	17,455	14,531
	America Movil SAB de CV	4.375%	4/22/49	49,405	58,075
	AT&T Inc.	3.500%	6/1/41	9,800	9,674
	AT&T Inc.	3.100%	2/1/43	10,910	10,125
	AT&T Inc.	3.650%	6/1/51	13,690	13,210
	AT&T Inc.	3.300%	2/1/52	31,415	28,576
[4]	AT&T Inc.	3.500%	9/15/53	2,800	2,584
[4]	AT&T Inc.	3.550%	9/15/55	5,093	4,693
[4]	AT&T Inc.	3.800%	12/1/57	3,697	3,529
[4]	Cable One Inc.	4.000%	11/15/30	125	124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp.	3.850%	4/1/61	2,000	1,838
[4]	Cogent Communications	3.500%	5/1/26	90	90
	Comcast Corp.	5.650%	6/15/35	34,942	46,562
	Comcast Corp.	6.500%	11/15/35	4,320	6,178
	Comcast Corp.	3.200%	7/15/36	16,810	17,618
	Comcast Corp.	3.900%	3/1/38	39,335	44,352
	Comcast Corp.	6.400%	5/15/38	3,452	4,992
	Comcast Corp.	4.600%	10/15/38	54,153	65,885
	Comcast Corp.	3.250%	11/1/39	3,000	3,109
	Comcast Corp.	3.750%	4/1/40	10,040	11,093
	Comcast Corp.	4.650%	7/15/42	1,000	1,227
	Comcast Corp.	4.500%	1/15/43	1,184	1,428
	Comcast Corp.	4.750%	3/1/44	59,170	73,666
	Comcast Corp.	4.600%	8/15/45	29,645	36,302
	Comcast Corp.	3.400%	7/15/46	19,755	20,551
	Comcast Corp.	4.000%	8/15/47	18,875	21,369
	Comcast Corp.	3.969%	11/1/47	85,688	96,691
	Comcast Corp.	4.000%	3/1/48	22,025	24,966
	Comcast Corp.	4.700%	10/15/48	31,010	38,830
	Comcast Corp.	3.999%	11/1/49	28,176	32,027
	Comcast Corp.	3.450%	2/1/50	5,500	5,746
	Comcast Corp.	2.800%	1/15/51	17,285	16,032
	Comcast Corp.	2.450%	8/15/52	2,000	1,730
	Comcast Corp.	4.049%	11/1/52	33,810	38,785
	Comcast Corp.	4.950%	10/15/58	85,850	114,492
	Comcast Corp.	2.650%	8/15/62	3,000	2,620
[4]	CSC Holdings LLC	5.375%	2/1/28	245	258
[4]	CSC Holdings LLC	6.500%	2/1/29	195	215
[4]	CSC Holdings LLC	4.625%	12/1/30	336	329
[4]	CSC Holdings LLC	4.500%	11/15/31	315	315
[4]	Deutsche Telekom AG	3.625%	1/21/50	3,180	3,277
	Discovery Communications LLC	4.650%	5/15/50	1,950	2,162
	Electronic Arts Inc.	2.950%	2/15/51	2,000	1,885
[4]	Expedia Group Inc.	6.250%	5/1/25	38	44
	Fox Corp.	5.576%	1/25/49	966	1,243
[4]	Frontier Communications Corp.	5.875%	10/15/27	45	48
[4]	Frontier Communications Corp.	5.000%	5/1/28	215	220
[4]	Frontier Communications Corp.	6.750%	5/1/29	70	74
	Lamar Media Corp.	3.750%	2/15/28	80	81
[4]	Level 3 Financing Inc.	4.625%	9/15/27	353	363
[4]	Level 3 Financing Inc.	3.625%	1/15/29	115	112
	NBCUniversal Media LLC	5.950%	4/1/41	16,947	23,833
	NBCUniversal Media LLC	4.450%	1/15/43	22,650	27,273
[4]	Netflix Inc.	3.625%	6/15/25	290	312
[4]	News Corp.	3.875%	5/15/29	100	102
[4]	Nexstar Broadcasting Inc.	5.625%	7/15/27	67	71
[4]	Nexstar Broadcasting Inc.	4.750%	11/1/28	130	132
[4]	Playtika Holding Corp.	4.250%	3/15/29	120	119
[4]	QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	70	71
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	80	79
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	150	152
[4]	Sirius XM Radio Inc.	4.625%	7/15/24	104	107
[4]	Sirius XM Radio Inc.	5.000%	8/1/27	99	104
	Sprint Corp.	7.125%	6/15/24	345	398
	Sprint Corp.	7.625%	3/1/26	60	74
[4]	Tegna Inc.	4.750%	3/15/26	115	123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telefonica Emisiones SA	4.665%	3/6/38	950	1,085
	Telefonica Emisiones SA	4.895%	3/6/48	2,475	2,839
[4]	Telesat Canada / Telesat LLC	5.625%	12/6/26	50	50
[4]	Tencent Holdings Ltd.	3.925%	1/19/38	24,740	26,223
[4]	Tencent Holdings Ltd.	3.680%	4/22/41	13,150	13,343
[4]	Tencent Holdings Ltd.	3.840%	4/22/51	18,020	18,179
[4]	Tencent Holdings Ltd.	3.940%	4/22/61	7,260	7,352
	Time Warner Cable LLC	6.550%	5/1/37	11,975	15,890
	T-Mobile USA Inc.	4.500%	2/1/26	225	231
	T-Mobile USA Inc.	2.625%	2/15/29	250	244
	T-Mobile USA Inc.	2.875%	2/15/31	45	44
[4]	T-Mobile USA Inc.	4.375%	4/15/40	5,910	6,583
[4]	T-Mobile USA Inc.	3.000%	2/15/41	13,930	13,057
[4]	T-Mobile USA Inc.	3.300%	2/15/51	590	551
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,837	5,779
	TWDC Enterprises 18 Corp.	7.550%	7/15/93	2,512	2,928
[4]	Twitter Inc.	3.875%	12/15/27	165	174
[5]	Verizon Communications Inc.	2.500%	4/8/31	3,600	5,212
	Verizon Communications Inc.	4.812%	3/15/39	20,605	24,979
	Verizon Communications Inc.	3.400%	3/22/41	2,500	2,559
	Verizon Communications Inc.	4.862%	8/21/46	8,260	10,225
	Verizon Communications Inc.	2.875%	11/20/50	1,500	1,363
	Verizon Communications Inc.	3.550%	3/22/51	25,730	26,192
	Verizon Communications Inc.	4.672%	3/15/55	20,370	25,023
	Verizon Communications Inc.	3.700%	3/22/61	31,730	32,116
	Vodafone Group plc	5.250%	5/30/48	2,090	2,660
	Walt Disney Co.	6.200%	12/15/34	3,326	4,627
	Walt Disney Co.	6.400%	12/15/35	17,218	24,628
	Walt Disney Co.	6.650%	11/15/37	2,710	4,008
	Walt Disney Co.	4.625%	3/23/40	11,720	14,333
	Walt Disney Co.	3.500%	5/13/40	58,715	62,722
	Walt Disney Co.	4.750%	9/15/44	6,474	8,107
	Walt Disney Co.	2.750%	9/1/49	57,575	53,776
	Walt Disney Co.	3.600%	1/13/51	73,711	79,510
[5]	WPP Finance SA	3.750%	5/19/32	1,000	1,553
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	165	164
[4]	Zayo Group Holdings Inc.	6.125%	3/1/28	50	52
					1,477,975
Consumer Discretionary (4.8%)
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	270	274
[4]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	50	49
[4]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	365	356
	Alibaba Group Holding Ltd.	4.000%	12/6/37	31,000	33,708
	Alibaba Group Holding Ltd.	4.200%	12/6/47	14,873	16,523
	Alibaba Group Holding Ltd.	4.400%	12/6/57	13,080	15,061
	Amazon.com Inc.	3.875%	8/22/37	55,000	63,536
	Amazon.com Inc.	4.950%	12/5/44	6,000	7,912
	Amazon.com Inc.	4.050%	8/22/47	95,075	112,348
	Amazon.com Inc.	2.500%	6/3/50	18,520	16,716
	Amazon.com Inc.	4.250%	8/22/57	50,347	61,364
	Amazon.com Inc.	2.700%	6/3/60	20,830	18,838
[4]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	30	31
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	150	153
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	255	255
[6]	American University	3.672%	4/1/49	2,563	2,822
	Asbury Automotive Group Inc.	4.500%	3/1/28	149	154
	Asbury Automotive Group Inc.	4.750%	3/1/30	220	230
	Bowdoin College	4.693%	7/1/12	2,500	3,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Boyd Gaming Corp.	8.625%	6/1/25	160	177
[4]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	565	601
[4]	Caesars Entertainment Inc.	8.125%	7/1/27	216	240
[4]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	18	19
	California Institute of Technology	3.650%	9/1/19	3,875	4,155
[4]	Carnival Corp.	11.500%	4/1/23	160	184
[4]	Carnival Corp.	7.625%	3/1/26	68	74
[4]	Carnival Corp.	5.750%	3/1/27	135	142
[4]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	490	514
[4]	Churchill Downs Inc.	5.500%	4/1/27	465	483
[4]	Churchill Downs Inc.	4.750%	1/15/28	288	297
[4]	Clarios Global LP	6.750%	5/15/25	35	38
[4]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	320	345
[6]	Duke University	2.682%	10/1/44	3,100	3,100
[6]	Duke University	2.832%	10/1/55	9,635	9,571
	Ford Motor Co.	8.500%	4/21/23	60	67
	Ford Motor Credit Co. LLC	3.087%	1/9/23	70	71
	Ford Motor Credit Co. LLC	4.134%	8/4/25	35	37
	Ford Motor Credit Co. LLC	3.375%	11/13/25	480	492
	Ford Motor Credit Co. LLC	4.125%	8/17/27	190	199
	Ford Motor Credit Co. LLC	3.815%	11/2/27	60	62
	Ford Motor Credit Co. LLC	2.900%	2/16/28	165	162
	General Motors Co.	5.150%	4/1/38	1,000	1,173
	General Motors Co.	5.200%	4/1/45	1,500	1,758
	General Motors Co.	5.400%	4/1/48	1,000	1,207
	George Washington University	4.300%	9/15/44	2,890	3,474
	Georgetown University	4.315%	4/1/49	14,755	17,728
	Georgetown University	2.943%	4/1/50	15,535	14,704
	Georgetown University	5.215%	10/1/18	940	1,330
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	60	68
[4]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	375	395
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	105	113
	Home Depot Inc.	5.875%	12/16/36	34,525	47,974
	Home Depot Inc.	3.300%	4/15/40	5,660	6,018
	Home Depot Inc.	5.400%	9/15/40	947	1,273
	Home Depot Inc.	5.950%	4/1/41	18,480	26,255
	Home Depot Inc.	4.200%	4/1/43	6,035	7,169
	Home Depot Inc.	4.875%	2/15/44	60,115	77,570
	Home Depot Inc.	4.400%	3/15/45	12,900	15,773
	Home Depot Inc.	4.250%	4/1/46	21,515	25,717
	Home Depot Inc.	3.900%	6/15/47	28,950	33,110
	Home Depot Inc.	4.500%	12/6/48	22,560	28,244
	Home Depot Inc.	3.125%	12/15/49	950	964
	Home Depot Inc.	2.375%	3/15/51	11,065	9,663
	Home Depot Inc.	3.500%	9/15/56	947	1,018
[4]	International Game Technology plc	4.125%	4/15/26	45	46
[4]	International Game Technology plc	6.250%	1/15/27	20	22
[6]	Johns Hopkins University	2.813%	1/1/60	2,690	2,591
[4]	Ken Garff Automotive LLC	4.875%	9/15/28	30	30
[4]	Lithia Motors Inc.	4.625%	12/15/27	100	105
[4]	Lithia Motors Inc.	4.375%	1/15/31	180	190
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	29	31
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	335	372
[4]	Live Nation Entertainment Inc.	4.750%	10/15/27	415	419
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	60	60
	Marriott International Inc.	4.625%	6/15/30	140	157
[6]	Massachusetts Institute of Technology	3.959%	7/1/38	24,140	28,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McDonald's Corp.	4.450%	9/1/48	10,000	11,806
	McDonald's Corp.	3.625%	9/1/49	6,000	6,321
	McDonald's Corp.	4.200%	4/1/50	1,000	1,151
[4]	Meritage Homes Corp.	3.875%	4/15/29	500	514
[4]	NCL Corp. Ltd.	5.875%	3/15/26	235	246
	NIKE Inc.	3.250%	3/27/40	9,055	9,623
	NIKE Inc.	3.625%	5/1/43	30,604	34,050
	NIKE Inc.	3.375%	11/1/46	19,840	21,343
	NIKE Inc.	3.375%	3/27/50	695	746
[7]	Nissan Motor Co. Ltd.	3.201%	9/17/28	600	816
[4]	Petsmart Inc.	4.750%	2/15/28	95	98
[4]	Petsmart Inc.	7.750%	2/15/29	65	71
	President and Fellows of Harvard College	5.625%	10/1/38	2,500	3,437
[4]	President and Fellows of Harvard College	6.500%	1/15/39	3,709	5,691
	President and Fellows of Harvard College	4.875%	10/15/40	750	997
	President and Fellows of Harvard College	3.150%	7/15/46	17,450	18,815
	Rockefeller Foundation	2.492%	10/1/50	34,515	32,899
[4]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	23
[4]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	20	22
[4]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	35	41
[4]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	125	131
	Toll Brothers Finance Corp.	4.350%	2/15/28	370	406
	Tri Pointe Homes Inc.	5.700%	6/15/28	90	100
	Trustees of the University of Pennsylvania	3.610%	2/15/19	20,230	20,914
[6]	University of Chicago	2.761%	4/1/45	11,735	11,455
[6]	University of Chicago	2.547%	4/1/50	8,120	7,536
	University of Chicago	3.000%	10/1/52	5,695	5,716
[4]	Vail Resorts Inc.	6.250%	5/15/25	595	632
[7]	Volkswagen International Finance NV	3.300%	3/22/33	1,000	1,506
[4]	William Carter Co.	5.500%	5/15/25	155	164
[4]	Williams Scotsman International Inc.	4.625%	8/15/28	79	81
[4]	WK Kellogg Foundation Trust	2.443%	10/1/50	29,015	26,350
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	230	237
	Yale University	2.402%	4/15/50	19,845	18,540
[4]	Yum! Brands Inc.	7.750%	4/1/25	45	49
					972,551
Consumer Staples (4.6%)
[4]	7-Eleven Inc.	2.800%	2/10/51	5,800	5,254
	Altria Group Inc.	5.800%	2/14/39	2,250	2,724
	Altria Group Inc.	3.400%	2/4/41	3,750	3,450
	Altria Group Inc.	4.450%	5/6/50	1,130	1,147
	Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	512
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	17,545	20,752
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,000	1,195
[7]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	700	1,128
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,000	1,139
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	19,837
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	16,330	17,032
	Archer-Daniels-Midland Co.	4.500%	3/15/49	28,749	36,869
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,417
	BAT Capital Corp.	4.540%	8/15/47	1,535	1,513
[4]	Cargill Inc.	4.760%	11/23/45	20,000	25,121
	Coca-Cola Co.	2.875%	5/5/41	22,925	22,831
	Coca-Cola Co.	2.600%	6/1/50	40,500	36,830
	Coca-Cola Co.	3.000%	3/5/51	44,660	43,747
	Coca-Cola Co.	2.500%	3/15/51	33,665	30,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dollar General Corp.	4.125%	4/3/50	1,250	1,401
	Estee Lauder Cos. Inc.	3.125%	12/1/49	18,964	19,490
	Hershey Co.	3.125%	11/15/49	25,500	25,964
	Hershey Co.	2.650%	6/1/50	2,000	1,867
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	1,176
	Keurig Dr Pepper Inc.	3.350%	3/15/51	2,650	2,650
	Kimberly-Clark Corp.	6.625%	8/1/37	4,800	7,226
	Kimberly-Clark Corp.	3.200%	7/30/46	19,400	20,232
	Kraft Heinz Foods Co.	3.875%	5/15/27	125	136
	Kraft Heinz Foods Co.	3.750%	4/1/30	125	134
	Kraft Heinz Foods Co.	4.250%	3/1/31	700	771
	Kraft Heinz Foods Co.	5.000%	7/15/35	110	128
	Kroger Co.	3.875%	10/15/46	2,150	2,294
[4]	Lamb Weston Holdings Inc.	4.625%	11/1/24	80	83
[4]	Lamb Weston Holdings Inc.	4.875%	11/1/26	210	218
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	380	418
[4]	Mars Inc.	2.375%	7/16/40	3,500	3,238
	Mead Johnson Nutrition Co.	4.600%	6/1/44	5,571	7,040
[4]	Nestle Holdings Inc.	3.900%	9/24/38	49,785	57,757
[4]	Nestle Holdings Inc.	4.000%	9/24/48	23,255	27,501
	PepsiCo Inc.	4.000%	3/5/42	2,038	2,385
	PepsiCo Inc.	3.600%	8/13/42	947	1,050
	PepsiCo Inc.	4.450%	4/14/46	29,289	36,011
	PepsiCo Inc.	3.450%	10/6/46	45,375	48,444
	PepsiCo Inc.	4.000%	5/2/47	15,435	17,881
	PepsiCo Inc.	3.375%	7/29/49	22,294	23,570
	PepsiCo Inc.	2.875%	10/15/49	12,285	11,984
[4]	Performance Food Group Inc.	6.875%	5/1/25	80	85
[4]	Performance Food Group Inc.	5.500%	10/15/27	495	521
[7]	Philip Morris International Inc.	2.000%	5/9/36	900	1,150
	Philip Morris International Inc.	6.375%	5/16/38	5,802	8,107
	Philip Morris International Inc.	4.375%	11/15/41	4,890	5,604
	Philip Morris International Inc.	3.875%	8/21/42	1,750	1,857
	Philip Morris International Inc.	4.125%	3/4/43	20,170	22,209
	Philip Morris International Inc.	4.875%	11/15/43	22,345	26,912
[4]	Post Holdings Inc.	5.750%	3/1/27	105	110
[4]	Post Holdings Inc.	4.500%	9/15/31	215	213
[4]	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	31,602
	Walmart Inc.	3.950%	6/28/38	96,757	113,070
	Walmart Inc.	5.625%	4/1/40	1,839	2,580
	Walmart Inc.	4.875%	7/8/40	1,944	2,520
	Walmart Inc.	5.000%	10/25/40	1,610	2,134
	Walmart Inc.	5.625%	4/15/41	3,695	5,218
	Walmart Inc.	4.000%	4/11/43	1,326	1,558
	Walmart Inc.	3.625%	12/15/47	67,145	75,606
	Walmart Inc.	4.050%	6/29/48	26,395	31,749
	Walmart Inc.	2.950%	9/24/49	2,518	2,549
					928,952
Energy (4.5%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	3,837	4,105
	BP Capital Markets America Inc.	3.000%	2/24/50	2,000	1,850
	BP Capital Markets America Inc.	2.772%	11/10/50	31,430	27,807
	BP Capital Markets America Inc.	2.939%	6/4/51	40,780	37,163
	BP Capital Markets America Inc.	3.379%	2/8/61	33,645	31,970
	Burlington Resources LLC	5.950%	10/15/36	1,420	1,915
[4]	Cameron LNG LLC	3.701%	1/15/39	1,300	1,408
[4]	Cheniere Energy Inc.	4.625%	10/15/28	145	151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cheniere Energy Partners LP	4.000%	3/1/31	170	173
	Chevron Corp.	2.978%	5/11/40	14,790	14,903
	Chevron Corp.	3.078%	5/11/50	19,305	18,864
	Chevron USA Inc.	5.050%	11/15/44	2,000	2,546
	Chevron USA Inc.	4.950%	8/15/47	2,000	2,555
	Chevron USA Inc.	2.343%	8/12/50	1,590	1,355
[4]	CNX Resources Corp.	6.000%	1/15/29	250	266
	ConocoPhillips	7.000%	3/30/29	5,830	7,634
	ConocoPhillips	5.900%	10/15/32	1,326	1,735
	ConocoPhillips	6.500%	2/1/39	32,170	46,225
[4]	ConocoPhillips	4.875%	10/1/47	7,445	9,294
[4]	ConocoPhillips	4.850%	8/15/48	4,100	5,100
	ConocoPhillips Co.	4.300%	11/15/44	9,878	11,417
[4]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	85	88
[4]	CrownRock LP / CrownRock Finance Inc.	5.000%	5/1/29	75	77
	DCP Midstream Operating LP	5.625%	7/15/27	56	61
[4]	Double Eagle III Midco 1 LLC / Double Eagle Finance Corp.	7.750%	12/15/25	424	480
[4]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	37	39
[4]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	150	160
[4]	EnLink Midstream LLC	5.625%	1/15/28	50	52
	EnLink Midstream LLC	5.375%	6/1/29	75	75
	Enterprise Products Operating LLC	4.900%	5/15/46	2,111	2,486
	Enterprise Products Operating LLC	4.200%	1/31/50	3,000	3,226
	EOG Resources Inc.	3.900%	4/1/35	1,650	1,811
	EOG Resources Inc.	4.950%	4/15/50	18,090	22,465
[4]	EQM Midstream Partners LP	6.500%	7/1/27	145	160
[4]	EQM Midstream Partners LP	4.500%	1/15/29	75	75
	EQT Corp.	3.000%	10/1/22	26	26
	EQT Corp.	3.900%	10/1/27	130	136
	EQT Corp.	5.000%	1/15/29	140	153
	Equinor ASA	3.625%	4/6/40	19,225	21,050
	Equinor ASA	4.250%	11/23/41	1,944	2,249
	Equinor ASA	3.950%	5/15/43	35,350	39,697
	Equinor ASA	3.250%	11/18/49	18,640	18,675
	Equinor ASA	3.700%	4/6/50	9,800	10,632
[7]	Exxon Mobil Corp.	1.408%	6/26/39	900	1,057
	Exxon Mobil Corp.	2.995%	8/16/39	6,678	6,580
	Exxon Mobil Corp.	4.227%	3/19/40	5,425	6,215
	Exxon Mobil Corp.	3.567%	3/6/45	10,700	11,173
	Exxon Mobil Corp.	4.114%	3/1/46	33,010	37,080
	Exxon Mobil Corp.	3.095%	8/16/49	19,590	18,869
	Exxon Mobil Corp.	4.327%	3/19/50	68,181	79,628
	Exxon Mobil Corp.	3.452%	4/15/51	32,295	32,996
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	32,310	31,688
[4]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	35	36
[4]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	45	47
	KazMunayGas National Co. JSC	6.375%	10/24/48	1,425	1,833
[4]	MEG Energy Corp.	6.500%	1/15/25	198	205
[4]	MEG Energy Corp.	5.875%	2/1/29	20	21
[4]	Northern Natural Gas Co.	3.400%	10/16/51	2,800	2,777
	Nustar Logistics LP	5.750%	10/1/25	35	38
	Nustar Logistics LP	6.375%	10/1/30	140	154
	Occidental Petroleum Corp.	3.500%	6/15/25	45	45
	Occidental Petroleum Corp.	5.500%	12/1/25	30	32
	Occidental Petroleum Corp.	5.550%	3/15/26	145	156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Occidental Petroleum Corp.	3.400%	4/15/26	40	40
	Occidental Petroleum Corp.	3.200%	8/15/26	445	435
	Occidental Petroleum Corp.	3.000%	2/15/27	95	91
	Occidental Petroleum Corp.	4.400%	8/15/49	130	113
	Ovintiv Exploration Inc.	5.625%	7/1/24	320	357
[4]	Parkland Corp.	4.500%	10/1/29	150	153
	Petronas Capital Ltd.	3.500%	4/21/30	4,460	4,819
[4]	Range Resources Corp.	8.250%	1/15/29	195	212
[4]	Rattler Midstream LP	5.625%	7/15/25	45	47
	Shell International Finance BV	4.125%	5/11/35	36,405	42,025
	Shell International Finance BV	6.375%	12/15/38	2,121	3,067
	Shell International Finance BV	5.500%	3/25/40	13,990	18,890
	Shell International Finance BV	4.550%	8/12/43	19,195	23,125
	Shell International Finance BV	4.375%	5/11/45	40,595	48,095
	Shell International Finance BV	4.000%	5/10/46	31,962	35,863
	Shell International Finance BV	3.750%	9/12/46	50,080	54,317
	Shell International Finance BV	3.125%	11/7/49	5,000	4,888
	Shell International Finance BV	3.250%	4/6/50	10,085	10,109
	Suncor Energy Inc.	3.750%	3/4/51	1,100	1,100
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.500%	10/1/25	10	11
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	45	45
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	158	172
[4]	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	45	44
	Total Capital International SA	2.986%	6/29/41	29,580	28,799
	Total Capital International SA	3.461%	7/12/49	500	511
	Total Capital International SA	3.127%	5/29/50	41,285	39,677
[4]	Vine Energy Holdings LLC	6.750%	4/15/29	200	200
	Western Midstream Operating LP	5.300%	2/1/30	180	196
	Williams Cos. Inc.	4.850%	3/1/48	3,000	3,404
					903,744
Financials (16.4%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	5,696
	Aflac Inc.	4.000%	10/15/46	947	1,063
[4]	AIA Group Ltd.	4.500%	3/16/46	6,550	7,943
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	35	35
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	105	110
	Allstate Corp.	4.200%	12/15/46	14,385	17,091
	Allstate Corp.	3.850%	8/10/49	2,595	2,936
	American International Group Inc.	4.375%	6/30/50	3,205	3,694
	Bank of America Corp.	2.496%	2/13/31	30,170	30,237
	Bank of America Corp.	4.244%	4/24/38	80,255	92,657
	Bank of America Corp.	4.078%	4/23/40	37,950	42,916
	Bank of America Corp.	2.676%	6/19/41	64,163	60,483
	Bank of America Corp.	5.875%	2/7/42	19,230	26,605
	Bank of America Corp.	3.311%	4/22/42	62,940	64,275
	Bank of America Corp.	4.443%	1/20/48	26,455	31,041
	Bank of America Corp.	3.946%	1/23/49	62,960	69,412
	Bank of America Corp.	4.330%	3/15/50	34,336	39,862
	Bank of America Corp.	4.083%	3/20/51	57,390	64,333
	Bank of America Corp.	2.831%	10/24/51	13,395	12,370
	Bank of America Corp.	3.483%	3/13/52	13,020	13,360
	Bank of America NA	6.000%	10/15/36	20,450	28,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Barclays plc	3.250%	1/17/33	900	1,363
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,000	2,432
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	31,695	37,379
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	64,185	76,525
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	7,420	7,030
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	3,000	2,670
[7]	Berkshire Hathaway Inc.	0.500%	1/15/41	523	554
	Berkshire Hathaway Inc.	4.500%	2/11/43	47,747	59,029
[7]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	1,170	1,459
[4]	BNP Paribas SA	2.824%	1/26/41	1,800	1,645
[4]	Broadstreet Partners Inc.	5.875%	4/15/29	50	51
	Brookfield Finance LLC	3.450%	4/15/50	1,470	1,444
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,500	1,748
	Chubb INA Holdings Inc.	4.350%	11/3/45	5,125	6,231
	Citigroup Inc.	2.561%	5/1/32	23,875	23,854
	Citigroup Inc.	3.878%	1/24/39	70,730	77,773
	Citigroup Inc.	5.316%	3/26/41	10,000	12,974
	Citigroup Inc.	4.650%	7/30/45	13,142	16,155
	Citigroup Inc.	4.281%	4/24/48	13,570	16,053
	Citigroup Inc.	4.650%	7/23/48	19,887	24,754
[4]	Commonwealth Bank of Australia	3.305%	3/11/41	4,180	4,109
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,375	1,813
[4]	Credit Agricole SA	2.811%	1/11/41	1,750	1,596
[7]	Credit Suisse Group AG	0.625%	1/18/33	600	673
	Equitable Holdings Inc.	5.000%	4/20/48	2,890	3,527
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	2,070	2,082
[4]	FMR LLC	6.450%	11/15/39	16,010	22,592
	GATX Corp.	3.100%	6/1/51	2,725	2,525
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	3,500	4,026
	Goldman Sachs Group Inc.	4.017%	10/31/38	139,440	157,836
	Goldman Sachs Group Inc.	4.411%	4/23/39	43,422	51,012
	Goldman Sachs Group Inc.	6.250%	2/1/41	15,170	21,702
	Goldman Sachs Group Inc.	3.210%	4/22/42	32,300	32,596
	Goldman Sachs Group Inc.	4.800%	7/8/44	15,000	18,800
	Goldman Sachs Group Inc.	4.750%	10/21/45	864	1,080
[7]	Helvetia Europe SA	2.750%	9/30/41	900	1,164
[5]	HSBC Holdings plc	3.000%	5/29/30	300	444
	HSBC Holdings plc	7.625%	5/17/32	15,263	21,333
	HSBC Holdings plc	6.500%	9/15/37	25,273	34,274
	HSBC Holdings plc	6.800%	6/1/38	48,749	68,282
	HSBC Holdings plc	6.100%	1/14/42	11,695	16,484
	HSBC Holdings plc	5.250%	3/14/44	2,000	2,482
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,760	1,640
	Intercontinental Exchange Inc.	4.250%	9/21/48	7,225	8,177
	Intercontinental Exchange Inc.	3.000%	9/15/60	880	793
	Invesco Finance plc	5.375%	11/30/43	3,113	3,957
[7]	JAB Holdings BV	2.250%	12/19/39	800	1,017
[4]	Jackson National Life Insurance Co.	8.150%	3/15/27	189	251
	JPMorgan Chase & Co.	6.400%	5/15/38	44,499	63,439
	JPMorgan Chase & Co.	3.882%	7/24/38	74,332	82,338
	JPMorgan Chase & Co.	5.500%	10/15/40	29,390	38,790
	JPMorgan Chase & Co.	3.109%	4/22/41	16,600	16,558
	JPMorgan Chase & Co.	5.600%	7/15/41	11,247	15,182
	JPMorgan Chase & Co.	3.157%	4/22/42	44,200	44,334
	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	42,755
	JPMorgan Chase & Co.	4.032%	7/24/48	32,890	36,717

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.964%	11/15/48	97,835	108,879
	JPMorgan Chase & Co.	3.897%	1/23/49	43,395	47,776
	JPMorgan Chase & Co.	3.109%	4/22/51	19,160	18,627
	JPMorgan Chase & Co.	3.328%	4/22/52	44,660	44,739
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	35	35
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	535	524
[4]	LSEGA Financing plc	3.200%	4/6/41	26,545	26,770
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	21,719	27,215
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	22,580	27,156
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,000	1,182
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	16,451	21,456
[4]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,356	15,483
	MetLife Inc.	4.125%	8/13/42	56,081	65,081
	MetLife Inc.	4.875%	11/13/43	10,000	12,819
	MetLife Inc.	4.050%	3/1/45	5,236	6,059
	Morgan Stanley	3.622%	4/1/31	15,000	16,430
	Morgan Stanley	1.794%	2/13/32	11,895	11,162
	Morgan Stanley	7.250%	4/1/32	6,870	9,849
	Morgan Stanley	3.971%	7/22/38	103,500	117,272
	Morgan Stanley	4.457%	4/22/39	6,850	8,142
	Morgan Stanley	3.217%	4/22/42	23,020	23,340
	Morgan Stanley	6.375%	7/24/42	33,160	49,360
	Morgan Stanley	4.300%	1/27/45	30,041	35,563
	Morgan Stanley	4.375%	1/22/47	44,780	53,890
	Morgan Stanley	5.597%	3/24/51	750	1,052
	Morgan Stanley	2.802%	1/25/52	19,380	17,889
	Nasdaq Inc.	2.500%	12/21/40	3,360	3,032
[4]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	24,046	40,287
[4]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	15,029
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	14,765	15,838
[4]	New York Life Insurance Co.	5.875%	5/15/33	36,125	46,472
[4]	New York Life Insurance Co.	3.750%	5/15/50	7,870	8,448
[4]	New York Life Insurance Co.	4.450%	5/15/69	3,880	4,690
[4]	Nippon Life Insurance Co.	3.400%	1/23/50	1,400	1,430
[4]	Nippon Life Insurance Co.	2.750%	1/21/51	2,640	2,555
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	9,731
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	33,074	34,406
[4]	OneAmerica Financial Partners Inc.	4.250%	10/15/50	2,030	2,029
[4]	Pacific Life Insurance Co.	4.300%	10/24/67	6,295	6,921
	Progressive Corp.	4.125%	4/15/47	2,920	3,462
	Progressive Corp.	3.950%	3/26/50	10,525	12,274
	Prudential Financial Inc.	3.000%	3/10/40	3,250	3,253
	Prudential Financial Inc.	4.600%	5/15/44	1,139	1,387
	Prudential Financial Inc.	5.375%	5/15/45	128	141
	Prudential Financial Inc.	3.905%	12/7/47	1,420	1,579
	Prudential Financial Inc.	4.418%	3/27/48	390	461
	Prudential Financial Inc.	3.935%	12/7/49	16,765	18,751
	Prudential Financial Inc.	4.350%	2/25/50	1,548	1,838
	Prudential Financial Inc.	3.700%	3/13/51	32,659	35,275
	Raymond James Financial Inc.	3.750%	4/1/51	2,000	2,137
[4]	Securian Financial Group Inc.	4.800%	4/15/48	4,146	4,856
	Travelers Cos. Inc.	4.600%	8/1/43	1,100	1,380
	Travelers Cos. Inc.	3.750%	5/15/46	954	1,073
	Travelers Cos. Inc.	4.000%	5/30/47	2,600	3,038
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	17,915
	Travelers Cos. Inc.	2.550%	4/27/50	10,295	9,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	UniCredit SPA	1.800%	1/20/30	1,200	1,486
	Wachovia Corp.	5.500%	8/1/35	2,322	2,927
	Wells Fargo & Co.	3.068%	4/30/41	18,640	18,442
	Wells Fargo & Co.	5.375%	11/2/43	55,167	70,287
	Wells Fargo & Co.	5.606%	1/15/44	130,765	170,281
	Wells Fargo & Co.	4.650%	11/4/44	2,957	3,463
	Wells Fargo & Co.	3.900%	5/1/45	3,837	4,285
	Wells Fargo & Co.	4.900%	11/17/45	19,485	23,766
	Wells Fargo & Co.	4.400%	6/14/46	33,292	37,877
	Wells Fargo & Co.	4.750%	12/7/46	43,559	51,903
	Wells Fargo & Co.	5.013%	4/4/51	38,330	49,735
	Wells Fargo Bank NA	6.600%	1/15/38	500	716
	Westpac Banking Corp.	2.963%	11/16/40	3,580	3,376
[7]	Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	970	1,268
					3,328,596
Health Care (10.2%)
	Abbott Laboratories	4.750%	11/30/36	16,130	20,179
	Abbott Laboratories	4.900%	11/30/46	71,140	93,449
	AbbVie Inc.	4.050%	11/21/39	3,000	3,354
	AbbVie Inc.	4.875%	11/14/48	358	442
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	6,315	7,667
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	15,205	16,021
[6]	Allina Health System	3.887%	4/15/49	3,569	3,983
	Amgen Inc.	3.150%	2/21/40	1,250	1,253
	Amgen Inc.	3.375%	2/21/50	125	124
	Ascension Health	3.106%	11/15/39	3,000	3,126
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,400	1,450
[4]	Bausch Health Cos. Inc.	6.125%	4/15/25	85	87
[4]	Bausch Health Cos. Inc.	5.500%	11/1/25	50	52
[4]	Bausch Health Cos. Inc.	5.750%	8/15/27	85	91
[4]	Bausch Health Cos. Inc.	7.000%	1/15/28	156	171
	Baxter International Inc.	3.500%	8/15/46	8,215	8,732
	Baylor Scott & White Holdings	2.839%	11/15/50	8,710	8,353
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	1,660	1,647
	Boston Scientific Corp.	4.700%	3/1/49	1,414	1,744
	Bristol-Myers Squibb Co.	4.125%	6/15/39	48,137	56,355
	Bristol-Myers Squibb Co.	2.350%	11/13/40	28,285	26,177
	Bristol-Myers Squibb Co.	4.500%	3/1/44	3,250	3,985
	Bristol-Myers Squibb Co.	4.350%	11/15/47	6,315	7,578
	Bristol-Myers Squibb Co.	4.550%	2/20/48	1,215	1,496
	Bristol-Myers Squibb Co.	4.250%	10/26/49	115,795	137,297
	Bristol-Myers Squibb Co.	2.550%	11/13/50	20,580	18,477
[5]	BUPA Finance plc	4.125%	6/14/35	500	764
	Centene Corp.	3.000%	10/15/30	180	179
	Centene Corp.	2.500%	3/1/31	345	330
[4]	Charles River Laboratories International Inc.	3.750%	3/15/29	85	87
	Children's Health System of Texas	2.511%	8/15/50	2,500	2,237
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,250	1,183
	Cigna Corp.	4.800%	8/15/38	2,000	2,415
	Cigna Corp.	3.200%	3/15/40	1,000	1,010
	Cigna Corp.	3.400%	3/15/51	1,000	994
	City of Hope	5.623%	11/15/43	1,944	2,656
	City of Hope	4.378%	8/15/48	1,671	1,998
[6]	CommonSpirit Health	4.350%	11/1/42	16,260	18,137
	CVS Health Corp.	4.780%	3/25/38	3,057	3,655
	CVS Health Corp.	4.125%	4/1/40	2,000	2,218
	CVS Health Corp.	2.700%	8/21/40	100	92
	CVS Health Corp.	5.050%	3/25/48	1,000	1,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	4.250%	4/1/50	800	899
	Dignity Health	4.500%	11/1/42	1,041	1,204
	Dignity Health	5.267%	11/1/64	758	979
	Eli Lilly and Co.	3.950%	3/15/49	18,330	21,030
	Eli Lilly and Co.	2.250%	5/15/50	37,835	32,218
	Eli Lilly and Co.	4.150%	3/15/59	23,420	28,012
	Eli Lilly and Co.	2.500%	9/15/60	19,075	16,344
	Encompass Health Corp.	4.500%	2/1/28	184	191
	Encompass Health Corp.	4.625%	4/1/31	45	48
	Gilead Sciences Inc.	4.600%	9/1/35	1,890	2,241
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	920
	Gilead Sciences Inc.	5.650%	12/1/41	3,686	4,918
	Gilead Sciences Inc.	4.800%	4/1/44	20,390	24,675
	Gilead Sciences Inc.	4.500%	2/1/45	36,730	42,762
	Gilead Sciences Inc.	4.150%	3/1/47	18,230	20,309
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	37,532	54,760
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,000	2,393
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,250	1,183
	HCA Inc.	5.375%	2/1/25	255	284
	HCA Inc.	5.500%	6/15/47	2,000	2,508
[4]	Hill-Rom Holdings Inc.	4.375%	9/15/27	664	689
[4]	Jazz Securities DAC	4.375%	1/15/29	65	66
	Johnson & Johnson	3.550%	3/1/36	47,310	53,584
	Johnson & Johnson	3.625%	3/3/37	53,652	60,798
	Johnson & Johnson	3.400%	1/15/38	43,125	47,634
	Johnson & Johnson	2.100%	9/1/40	12,840	11,759
	Johnson & Johnson	3.700%	3/1/46	26,329	29,937
	Johnson & Johnson	3.750%	3/3/47	18,355	21,132
	Johnson & Johnson	2.450%	9/1/60	11,465	10,175
	Kaiser Foundation Hospitals	4.875%	4/1/42	15,390	20,123
	Kaiser Foundation Hospitals	4.150%	5/1/47	14,944	17,980
	Kaiser Foundation Hospitals	3.266%	11/1/49	1,171	1,228
	Mass General Brigham Inc.	3.192%	7/1/49	9,050	9,178
	Mass General Brigham Inc.	3.342%	7/1/60	34,775	36,282
	Mayo Clinic	3.774%	11/15/43	11,795	13,270
	Mayo Clinic	3.196%	11/15/61	20,500	21,124
	McKesson Corp.	4.883%	3/15/44	2,450	2,958
[7]	Medtronic Global Holdings SCA	1.375%	10/15/40	971	1,165
	Medtronic Inc.	4.375%	3/15/35	12,878	15,705
	Medtronic Inc.	4.625%	3/15/45	14,809	18,807
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	2,420
	Merck & Co. Inc.	3.900%	3/7/39	2,000	2,292
	Merck & Co. Inc.	3.600%	9/15/42	4,900	5,417
	Merck & Co. Inc.	4.150%	5/18/43	2,385	2,822
	Merck & Co. Inc.	3.700%	2/10/45	75,455	83,917
	Merck & Co. Inc.	4.000%	3/7/49	15,729	18,323
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	2,000	1,996
	New York and Presbyterian Hospital	2.256%	8/1/40	4,077	3,734
	New York and Presbyterian Hospital	4.024%	8/1/45	13,685	16,103
	New York and Presbyterian Hospital	4.063%	8/1/56	3,743	4,466
	New York and Presbyterian Hospital	4.763%	8/1/16	5,250	6,779
	Northwell Healthcare Inc.	4.800%	11/1/42	1,042	1,185
	Northwell Healthcare Inc.	3.979%	11/1/46	1,944	2,099
	Northwell Healthcare Inc.	4.260%	11/1/47	947	1,071
	Northwell Healthcare Inc.	3.809%	11/1/49	3,784	3,999
	Novant Health Inc.	2.637%	11/1/36	2,000	1,996
	Novant Health Inc.	3.168%	11/1/51	2,500	2,513
	Novant Health Inc.	3.318%	11/1/61	26,665	26,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novartis Capital Corp.	4.400%	5/6/44	24,840	30,621
	Novartis Capital Corp.	2.750%	8/14/50	11,960	11,521
	NYU Langone Hospitals	4.784%	7/1/44	1,944	2,400
[4]	Organon Finance 1 LLC	4.125%	4/30/28	250	256
[4]	Organon Finance 1 LLC	5.125%	4/30/31	150	156
[6]	Orlando Health Obligated Group	3.327%	10/1/50	1,350	1,364
	Partners Healthcare System Inc.	3.765%	7/1/48	6,455	7,230
	PeaceHealth Obligated Group	4.787%	11/15/48	6,015	7,723
	Pfizer Inc.	4.100%	9/15/38	34,780	40,629
	Pfizer Inc.	3.900%	3/15/39	34,185	39,111
	Pfizer Inc.	7.200%	3/15/39	34,632	54,764
	Pfizer Inc.	2.550%	5/28/40	3,195	3,067
	Pfizer Inc.	4.300%	6/15/43	7,780	9,289
	Pfizer Inc.	4.400%	5/15/44	8,615	10,437
	Pfizer Inc.	4.125%	12/15/46	17,540	20,619
	Pfizer Inc.	4.200%	9/15/48	24,916	29,672
	Pfizer Inc.	4.000%	3/15/49	18,334	21,315
	Pfizer Inc.	2.700%	5/28/50	5,475	5,120
[6]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	5,067
	Stanford Health Care	3.027%	8/15/51	25,000	24,767
	Sutter Health	3.161%	8/15/40	21,475	21,706
	Sutter Health	3.361%	8/15/50	13,280	13,495
[7]	Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	1,400	1,741
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,575	4,449
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,875	1,787
[4]	Tenet Healthcare Corp.	4.625%	9/1/24	20	21
[4]	Tenet Healthcare Corp.	7.500%	4/1/25	15	16
[4]	Tenet Healthcare Corp.	4.875%	1/1/26	192	200
[4]	Tenet Healthcare Corp.	6.250%	2/1/27	90	94
	UnitedHealth Group Inc.	5.800%	3/15/36	34,886	47,366
	UnitedHealth Group Inc.	6.875%	2/15/38	10,130	15,349
	UnitedHealth Group Inc.	3.500%	8/15/39	20,796	22,448
	UnitedHealth Group Inc.	2.750%	5/15/40	10,135	9,889
	UnitedHealth Group Inc.	4.375%	3/15/42	23,917	28,582
	UnitedHealth Group Inc.	3.950%	10/15/42	1,041	1,189
	UnitedHealth Group Inc.	4.750%	7/15/45	53,920	68,174
	UnitedHealth Group Inc.	4.250%	4/15/47	12,111	14,301
	UnitedHealth Group Inc.	3.750%	10/15/47	25,610	28,127
	UnitedHealth Group Inc.	4.250%	6/15/48	26,467	31,338
	UnitedHealth Group Inc.	4.450%	12/15/48	2,890	3,538
	UnitedHealth Group Inc.	3.700%	8/15/49	19,722	21,540
	UnitedHealth Group Inc.	2.900%	5/15/50	3,000	2,875
	UnitedHealth Group Inc.	3.875%	8/15/59	20,185	22,564
[7]	Upjohn Finance BV	1.908%	6/23/32	1,000	1,261
[4]	Viatris Inc.	3.850%	6/22/40	5,600	5,710
	Wyeth LLC	6.500%	2/1/34	1,240	1,772
	Wyeth LLC	5.950%	4/1/37	53,438	74,360
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,250	1,112
					2,072,100
Industrials (4.0%)
	3M Co.	3.700%	4/15/50	34,740	38,804
[4]	Allison Transmission Inc.	4.750%	10/1/27	291	305
[4]	Allison Transmission Inc.	3.750%	1/30/31	160	154
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	150	158
[4,6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	730	782
[4]	Aramark Services Inc.	6.375%	5/1/25	80	85

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aramark Services Inc.	4.750%	6/1/26	125	128
[4]	Aramark Services Inc.	5.000%	2/1/28	434	454
[4]	Arcosa Inc.	4.375%	4/15/29	125	128
	Boeing Co.	5.705%	5/1/40	2,500	3,100
	Boeing Co.	5.930%	5/1/60	1,500	1,958
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,658	2,367
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	20,473
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,000	2,533
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	29,389
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	48,738
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	13,513
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	656
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,000	22,920
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	52,533
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	14,218
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,265	8,098
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	13,736
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,141	3,584
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	16,290	18,883
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	24,445	26,094
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,000	1,966
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	17,015	17,376
	Canadian National Railway Co.	3.200%	8/2/46	1,000	1,015
	Canadian National Railway Co.	3.650%	2/3/48	28,169	30,497
	Canadian National Railway Co.	4.450%	1/20/49	15,410	18,739
[4]	Cargo Aircraft Management Inc.	4.750%	2/1/28	190	195
	Carrier Global Corp.	3.377%	4/5/40	2,000	2,018
	Caterpillar Financial Services Corp.	3.250%	9/19/49	17,294	18,013
	Caterpillar Inc.	6.050%	8/15/36	5,138	7,209
	Caterpillar Inc.	3.803%	8/15/42	26,112	29,900
	Caterpillar Inc.	3.250%	4/9/50	13,175	13,785
	Caterpillar Inc.	4.750%	5/15/64	16,187	21,731
[4]	Clark Equipment Co.	5.875%	6/1/25	90	95
[4]	Clean Harbors Inc.	4.875%	7/15/27	227	236
[4]	Clean Harbors Inc.	5.125%	7/15/29	55	59
	Cummins Inc.	2.600%	9/1/50	2,000	1,815
	Deere & Co.	3.750%	4/15/50	3,620	4,126
	Delta Air Lines Inc.	2.900%	10/28/24	70	71
[4]	Delta Air Lines Inc.	7.000%	5/1/25	330	384
	Delta Air Lines Inc.	3.750%	10/28/29	240	239
	FedEx Corp.	3.250%	5/15/41	3,030	3,011
	General Dynamics Corp.	4.250%	4/1/40	6,325	7,552
	General Dynamics Corp.	4.250%	4/1/50	701	859
	General Electric Co.	4.250%	5/1/40	1,000	1,118
	General Electric Co.	4.350%	5/1/50	1,335	1,488
[4]	H&E Equipment Services Inc.	3.875%	12/15/28	445	436
	Honeywell International Inc.	5.700%	3/15/36	10,300	13,791
	Honeywell International Inc.	5.700%	3/15/37	6,250	8,304
	Honeywell International Inc.	2.800%	6/1/50	4,000	3,864
[6]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	1,378	1,381
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	2,244
	Lockheed Martin Corp.	4.500%	5/15/36	17,189	20,930
	Lockheed Martin Corp.	4.070%	12/15/42	4,784	5,617
	Lockheed Martin Corp.	3.800%	3/1/45	8,572	9,570
	Lockheed Martin Corp.	4.700%	5/15/46	1,844	2,352
	Lockheed Martin Corp.	2.800%	6/15/50	32,945	31,430
	Lockheed Martin Corp.	4.090%	9/15/52	37,742	44,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	407	447
[4]	Mueller Water Products Inc.	5.500%	6/15/26	210	217
	Northrop Grumman Corp.	4.030%	10/15/47	8,321	9,371
	Northrop Grumman Corp.	5.250%	5/1/50	700	935
	Raytheon Technologies Corp.	6.125%	7/15/38	7,535	10,436
	Raytheon Technologies Corp.	5.700%	4/15/40	1,000	1,348
	Raytheon Technologies Corp.	4.700%	12/15/41	29,685	36,011
	Raytheon Technologies Corp.	4.200%	12/15/44	1,000	1,076
	Raytheon Technologies Corp.	3.750%	11/1/46	22,160	23,918
	Raytheon Technologies Corp.	3.125%	7/1/50	2,000	1,947
[4]	Rolls-Royce plc	5.750%	10/15/27	400	430
	Stanley Black & Decker Inc.	4.850%	11/15/48	32,025	41,398
	Stanley Black & Decker Inc.	2.750%	11/15/50	2,030	1,873
[4]	TransDigm Inc.	8.000%	12/15/25	55	60
[4]	TransDigm Inc.	6.250%	3/15/26	574	608
	TransDigm Inc.	5.500%	11/15/27	160	166
[4]	TransDigm Inc.	4.875%	5/1/29	300	296
[6]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	1,915	1,868
	United Airlines Holdings Inc.	4.875%	1/15/25	155	157
[4]	United Airlines Inc.	4.375%	4/15/26	155	161
[4]	United Airlines Inc.	4.625%	4/15/29	300	312
	United Parcel Service Inc.	6.200%	1/15/38	4,311	6,210
	United Parcel Service Inc.	4.875%	11/15/40	2,700	3,428
	United Parcel Service Inc.	3.400%	9/1/49	3,837	4,081
	United Parcel Service Inc.	5.300%	4/1/50	3,820	5,306
[4]	WESCO Distribution Inc.	7.250%	6/15/28	260	288
					804,538
Materials (0.4%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,995	2,918
[4]	Arconic Corp.	6.000%	5/15/25	45	48
[4]	Arconic Rolled Products Corp.	6.125%	2/15/28	95	101
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	45	44
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	102	107
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	130	134
[4]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	75	79
	Ball Corp.	5.000%	3/15/22	55	57
	Ball Corp.	2.875%	8/15/30	255	247
[4]	Berry Global Inc.	4.875%	7/15/26	236	250
[4]	Berry Global Inc.	5.625%	7/15/27	290	309
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	17,947	21,027
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,310	5,689
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	150	162
	Ecolab Inc.	3.950%	12/1/47	1,000	1,152
	Ecolab Inc.	2.125%	8/15/50	1,000	834
[4]	Element Solutions Inc.	3.875%	9/1/28	115	115
[4]	FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	30	32
	Freeport-McMoRan Inc.	4.125%	3/1/28	85	89
	Freeport-McMoRan Inc.	4.375%	8/1/28	160	171
	Freeport-McMoRan Inc.	4.625%	8/1/30	145	160
	Freeport-McMoRan Inc.	5.450%	3/15/43	65	79
[4]	Graphic Packaging International LLC	3.500%	3/1/29	58	57
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	305	309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	60	60
[4]	Ingevity Corp.	3.875%	11/1/28	80	80
[4]	Kraton Polymers LLC / Kraton Polymers Capital Corp.	4.250%	12/15/25	60	61
	Linde Inc.	3.550%	11/7/42	2,349	2,592
[4]	OCI NV	5.250%	11/1/24	144	150
[4]	OCI NV	4.625%	10/15/25	45	47
[4]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	430	425
	Rio Tinto Finance USA plc	4.125%	8/21/42	44,895	52,626
[4]	TMS International Corp.	6.250%	4/15/29	50	52
[4]	Trivium Packaging Finance BV	5.500%	8/15/26	50	52
[4]	Trivium Packaging Finance BV	8.500%	8/15/27	190	205
	United States Steel Corp.	6.875%	3/1/29	180	188
					90,708
Real Estate (0.4%)
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	1,535	1,416
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	750	916
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,937	2,130
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,520	3,300
	American Tower Corp.	2.950%	1/15/51	2,000	1,823
[5]	Aroundtown SA	3.625%	4/10/31	1,200	1,818
	Crown Castle International Corp.	4.150%	7/1/50	2,850	3,095
[7]	Digital Dutch Finco BV	1.000%	1/15/32	800	954
	ERP Operating LP	4.500%	7/1/44	289	350
	Essex Portfolio LP	4.500%	3/15/48	1,200	1,401
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	112	121
[4]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	247	263
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	153	161
[4]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	3.875%	2/15/29	280	284
	National Retail Properties Inc.	4.800%	10/15/48	500	599
	National Retail Properties Inc.	3.100%	4/15/50	3,400	3,184
	National Retail Properties Inc.	3.500%	4/15/51	3,330	3,334
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	3,000	3,370
[4]	Realogy Group LLC / Realogy Co-issuer Corp.	7.625%	6/15/25	30	33
[5]	Realty Income Corp.	1.625%	12/15/30	700	945
[4]	Sba Communications Corp.	3.125%	2/1/29	280	268
[7]	Simon International Finance SCA	1.125%	3/19/33	500	599
	Simon Property Group LP	4.250%	10/1/44	715	797
	Simon Property Group LP	3.250%	9/13/49	45,780	44,123
	Simon Property Group LP	3.800%	7/15/50	4,500	4,753
[4]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	80	86
[4]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	4.750%	4/15/28	65	65
[4]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	6.500%	2/15/29	270	269
	VEREIT Operating Partnership LP	2.850%	12/15/32	1,350	1,391
					81,848
Technology (10.6%)
	Apple Inc.	4.500%	2/23/36	5,000	6,194
	Apple Inc.	2.375%	2/8/41	28,015	26,358
	Apple Inc.	3.850%	5/4/43	53,204	61,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.450%	2/9/45	38,360	41,398
	Apple Inc.	4.375%	5/13/45	47,166	58,019
	Apple Inc.	4.650%	2/23/46	40,667	51,938
	Apple Inc.	3.850%	8/4/46	40,245	46,201
	Apple Inc.	4.250%	2/9/47	39,099	47,409
	Apple Inc.	3.750%	11/13/47	24,095	27,237
	Apple Inc.	2.950%	9/11/49	34,025	33,527
	Apple Inc.	2.650%	2/8/51	40,650	37,778
	Apple Inc.	2.550%	8/20/60	22,640	19,937
	Applied Materials Inc.	5.100%	10/1/35	95	122
	Applied Materials Inc.	4.350%	4/1/47	1,775	2,167
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	95	99
	Cisco Systems Inc.	5.900%	2/15/39	23,465	33,528
	Cisco Systems Inc.	5.500%	1/15/40	15,202	20,992
[4]	CommScope Inc.	6.000%	3/1/26	65	69
[4]	CommScope Inc.	8.250%	3/1/27	120	129
[4]	CommScope Inc.	7.125%	7/1/28	191	206
[4]	Dell International LLC / EMC Corp.	8.100%	7/15/36	4,000	5,918
[4]	Dell International LLC / EMC Corp.	8.350%	7/15/46	1,000	1,571
[4]	Entegris Inc.	3.625%	5/1/29	140	142
[7]	Fidelity National Information Services Inc.	2.000%	5/21/30	1,400	1,859
[4]	Imola Merger Corp.	4.750%	5/15/29	345	358
	Intel Corp.	4.600%	3/25/40	5,000	6,087
	Intel Corp.	4.100%	5/19/46	18,330	21,096
	Intel Corp.	4.100%	5/11/47	34,841	40,029
	Intel Corp.	3.734%	12/8/47	56,122	61,299
	Intel Corp.	3.250%	11/15/49	48,560	49,133
	Intel Corp.	4.750%	3/25/50	3,500	4,442
	Intel Corp.	3.100%	2/15/60	26,905	25,871
	International Business Machines Corp.	4.150%	5/15/39	104,215	120,717
	International Business Machines Corp.	4.000%	6/20/42	10,633	12,113
	International Business Machines Corp.	4.250%	5/15/49	93,605	109,605
	Lam Research Corp.	2.875%	6/15/50	6,795	6,537
	Mastercard Inc.	3.800%	11/21/46	2,000	2,276
	Mastercard Inc.	3.950%	2/26/48	25,075	29,134
	Mastercard Inc.	3.650%	6/1/49	2,422	2,699
	Mastercard Inc.	3.850%	3/26/50	7,150	8,203
	Mastercard Inc.	2.950%	3/15/51	10,865	10,797
	Microsoft Corp.	3.500%	2/12/35	10,553	11,889
	Microsoft Corp.	3.450%	8/8/36	12,745	14,221
	Microsoft Corp.	2.525%	6/1/50	240,789	223,989
	Microsoft Corp.	2.921%	3/17/52	134,575	134,595
	Microsoft Corp.	2.675%	6/1/60	66,699	61,870
	Microsoft Corp.	3.041%	3/17/62	42,023	42,180
[4]	MSCI Inc.	3.625%	9/1/30	125	127
[4]	MSCI Inc.	3.625%	11/1/31	225	225
[4]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	165	176
	NVIDIA Corp.	3.500%	4/1/40	24,525	26,821
	NVIDIA Corp.	3.500%	4/1/50	20,660	22,255
	NVIDIA Corp.	3.700%	4/1/60	13,840	15,308
	Oracle Corp.	4.300%	7/8/34	3,000	3,398
	Oracle Corp.	6.500%	4/15/38	42,605	58,977
	Oracle Corp.	3.600%	4/1/40	18,610	19,052
	Oracle Corp.	5.375%	7/15/40	42,740	53,234
	Oracle Corp.	3.650%	3/25/41	5,800	5,939
	Oracle Corp.	4.125%	5/15/45	24,805	26,425
	Oracle Corp.	4.000%	7/15/46	52,790	55,043
	Oracle Corp.	3.950%	3/25/51	14,560	15,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	4.375%	5/15/55	25,000	27,589
	Oracle Corp.	3.850%	4/1/60	26,040	26,092
	QUALCOMM Inc.	1.650%	5/20/32	29,000	27,055
	QUALCOMM Inc.	4.800%	5/20/45	12,300	15,649
	QUALCOMM Inc.	4.300%	5/20/47	55,300	65,927
	S&P Global Inc.	3.250%	12/1/49	2,000	2,089
[4]	Sabre GLBL Inc.	9.250%	4/15/25	75	90
[4]	Sabre GLBL Inc.	7.375%	9/1/25	94	102
[4]	Seagate HDD Cayman	3.125%	7/15/29	70	67
[4]	SS&C Technologies Inc.	5.500%	9/30/27	505	536
	Texas Instruments Inc.	3.875%	3/15/39	5,056	5,883
	Visa Inc.	4.150%	12/14/35	20,145	24,151
	Visa Inc.	2.700%	4/15/40	2,500	2,483
	Visa Inc.	4.300%	12/14/45	35,196	43,334
	Visa Inc.	3.650%	9/15/47	37,123	41,738
	Visa Inc.	2.000%	8/15/50	43,220	35,942
	Western Digital Corp.	4.750%	2/15/26	214	237
					2,144,251
Utilities (14.5%)
	AEP Texas Inc.	4.150%	5/1/49	947	1,064
	AEP Transmission Co. LLC	4.000%	12/1/46	2,575	2,930
	AEP Transmission Co. LLC	3.750%	12/1/47	34,313	37,708
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	6,608
	AEP Transmission Co. LLC	3.800%	6/15/49	2,057	2,289
	AEP Transmission Co. LLC	3.650%	4/1/50	4,500	4,903
	Alabama Power Co.	6.000%	3/1/39	7,535	10,489
	Alabama Power Co.	5.500%	3/15/41	26,874	35,343
	Alabama Power Co.	5.200%	6/1/41	14,920	18,899
	Alabama Power Co.	3.850%	12/1/42	1,065	1,180
	Alabama Power Co.	3.750%	3/1/45	23,325	25,737
	Alabama Power Co.	4.300%	7/15/48	5,285	6,330
	Alabama Power Co.	3.450%	10/1/49	6,944	7,376
	Ameren Illinois Co.	3.700%	12/1/47	10,000	11,047
	Ameren Illinois Co.	4.500%	3/15/49	26,150	32,481
	American Water Capital Corp.	3.450%	5/1/50	10,630	11,051
	Appalachian Power Co.	6.700%	8/15/37	32,970	45,518
	Appalachian Power Co.	4.400%	5/15/44	1,995	2,286
	Appalachian Power Co.	4.500%	3/1/49	2,070	2,417
	Appalachian Power Co.	3.700%	5/1/50	3,760	3,930
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,595
	Atmos Energy Corp.	3.375%	9/15/49	2,890	2,970
	Baltimore Gas and Electric Co.	6.350%	10/1/36	1,165	1,662
	Baltimore Gas and Electric Co.	4.250%	9/15/48	26,475	31,324
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,612	15,911
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	2,890	3,892
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	31,832
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	51,722
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	7,970	7,360
[4]	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	41,037
[7]	Cadent Finance plc	0.750%	3/11/32	700	831
[5]	Cadent Finance plc	3.125%	3/21/40	800	1,207
[4]	Calpine Corp.	4.500%	2/15/28	185	187
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	3,400	3,263
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,330	1,381
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,120	3,367
	Clearway Energy Operating LLC	5.000%	9/15/26	110	114
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	100	105
[4]	Comision Federal de Electricidad	4.677%	2/9/51	475	442

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comision Federal de Electricidad	4.677%	2/9/51	690	644
Commonwealth Edison Co.	5.900%	3/15/36	2,370	3,215
Commonwealth Edison Co.	3.800%	10/1/42	20,733	23,053
Commonwealth Edison Co.	4.600%	8/15/43	15,205	18,613
Commonwealth Edison Co.	4.700%	1/15/44	15,891	19,812
Commonwealth Edison Co.	3.700%	3/1/45	17,765	19,536
Commonwealth Edison Co.	4.350%	11/15/45	11,060	13,224
Commonwealth Edison Co.	3.650%	6/15/46	11,552	12,685
Commonwealth Edison Co.	4.000%	3/1/48	8,765	10,042
Commonwealth Edison Co.	4.000%	3/1/49	13,485	15,471
Connecticut Light and Power Co.	6.350%	6/1/36	14,382	19,756
Connecticut Light and Power Co.	4.300%	4/15/44	1,390	1,663
Connecticut Light and Power Co.	4.150%	6/1/45	17,480	20,641
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	691	818
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,947	13,071
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	14,545
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,600	13,926
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	11,308
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,947	10,636
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	11,935
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	9,636
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	50,016	58,618
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	6,748
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,000	2,153
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	1,086
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,000	1,216
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	5,085	5,738
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	16,725	18,522
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	17,545	20,106
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	13,947	16,544
Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	8,780	7,982
Consumers Energy Co.	3.250%	8/15/46	1,000	1,038
Consumers Energy Co.	3.750%	2/15/50	1,944	2,193
Consumers Energy Co.	3.100%	8/15/50	31,227	31,697
Consumers Energy Co.	2.500%	5/1/60	20,740	17,824
Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	16,314
Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	3,971
Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	2,896
DTE Electric Co.	3.700%	3/15/45	2,910	3,198
DTE Electric Co.	4.050%	5/15/48	947	1,096
DTE Electric Co.	2.950%	3/1/50	2,235	2,177
DTE Electric Co.	3.250%	4/1/51	2,000	2,066
Duke Energy Carolinas LLC	6.100%	6/1/37	29,230	39,745
Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	11,757
Duke Energy Carolinas LLC	4.250%	12/15/41	16,300	19,232
Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	48,091
Duke Energy Carolinas LLC	3.750%	6/1/45	1,643	1,803
Duke Energy Carolinas LLC	3.700%	12/1/47	1,500	1,624
Duke Energy Carolinas LLC	3.200%	8/15/49	10,922	11,029
Duke Energy Carolinas LLC	3.450%	4/15/51	13,045	13,677
Duke Energy Florida LLC	6.350%	9/15/37	758	1,085
Duke Energy Florida LLC	5.650%	4/1/40	1,200	1,629
Duke Energy Florida LLC	3.400%	10/1/46	2,000	2,094
Duke Energy Florida LLC	4.200%	7/15/48	1,000	1,184
Duke Energy Indiana LLC	6.120%	10/15/35	4,650	6,246
Duke Energy Indiana LLC	6.350%	8/15/38	775	1,101
Duke Energy Indiana LLC	6.450%	4/1/39	10,411	15,022
Duke Energy Indiana LLC	4.200%	3/15/42	12,700	14,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Indiana LLC	4.900%	7/15/43	29,514	36,668
	Duke Energy Ohio Inc.	3.700%	6/15/46	10,325	11,105
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,176
	Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,593
	Duke Energy Progress LLC	4.100%	3/15/43	23,186	26,639
	Duke Energy Progress LLC	4.150%	12/1/44	29,945	34,488
	Duke Energy Progress LLC	4.200%	8/15/45	22,105	25,659
	Duke Energy Progress LLC	3.700%	10/15/46	27,000	29,390
[5]	E.ON International Finance BV	4.750%	1/31/34	1,000	1,746
[5]	E.ON International Finance BV	6.750%	1/27/39	500	1,113
[5]	Enel Finance International NV	5.750%	9/14/40	500	1,024
	Entergy Arkansas LLC	2.650%	6/15/51	665	606
	Entergy Louisiana LLC	4.000%	3/15/33	651	751
	Entergy Louisiana LLC	4.950%	1/15/45	1,046	1,151
	Entergy Louisiana LLC	4.200%	9/1/48	1,000	1,173
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,772
	Entergy Louisiana LLC	2.900%	3/15/51	2,000	1,906
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,113	1,272
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,231	1,454
	Evergy Kansas Central Inc.	3.250%	9/1/49	6,650	6,733
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	528
	FirstEnergy Corp.	4.400%	7/15/27	100	110
	FirstEnergy Corp.	2.650%	3/1/30	200	196
	FirstEnergy Corp.	3.400%	3/1/50	75	69
	Florida Power & Light Co.	5.960%	4/1/39	947	1,344
	Florida Power & Light Co.	5.690%	3/1/40	663	922
	Florida Power & Light Co.	5.250%	2/1/41	21,109	28,212
	Florida Power & Light Co.	3.950%	3/1/48	3,944	4,595
	Florida Power & Light Co.	3.990%	3/1/49	2,890	3,386
	Florida Power & Light Co.	3.150%	10/1/49	1,000	1,030
	Georgia Power Co.	4.750%	9/1/40	33,945	40,727
	Georgia Power Co.	4.300%	3/15/42	11,841	13,631
	Georgia Power Co.	3.700%	1/30/50	17,230	18,240
[6]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	20,387	23,965
	Kentucky Utilities Co.	5.125%	11/1/40	2,894	3,666
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	21,140
	Kentucky Utilities Co.	3.300%	6/1/50	1,900	1,928
[4]	KeySpan Gas East Corp.	5.819%	4/1/41	1,500	1,998
	Louisville Gas and Electric Co.	4.250%	4/1/49	17,050	20,004
[4]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	11,714
	MidAmerican Energy Co.	5.800%	10/15/36	473	639
	MidAmerican Energy Co.	4.800%	9/15/43	27,525	34,452
	MidAmerican Energy Co.	4.250%	5/1/46	24,721	29,157
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	18,698
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	1,028
[4]	Monongahela Power Co.	5.400%	12/15/43	15,640	19,631
[5]	National Grid Electricity Transmission plc	2.000%	4/17/40	800	1,055
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,100	2,420
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	13,055	15,615
	Nevada Power Co.	6.650%	4/1/36	5,830	8,284
	Nevada Power Co.	5.375%	9/15/40	16,430	20,974
	Nevada Power Co.	5.450%	5/15/41	21,620	28,051
	Nevada Power Co.	3.125%	8/1/50	1,870	1,858
[4]	New England Power Co.	2.807%	10/6/50	15,615	13,887
	Northern States Power Co.	6.250%	6/1/36	780	1,091
	Northern States Power Co.	6.200%	7/1/37	27,844	39,573
	Northern States Power Co.	5.350%	11/1/39	758	1,006
	Northern States Power Co.	3.400%	8/15/42	1,000	1,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	4.000%	8/15/45	805	935
	Northern States Power Co.	3.600%	9/15/47	9,675	10,600
	Northern States Power Co.	4.200%	9/1/48	12,250	14,163
	Northern States Power Co.	2.600%	6/1/51	14,765	13,615
	NRG Energy Inc.	7.250%	5/15/26	259	269
	NRG Energy Inc.	6.625%	1/15/27	80	83
	NSTAR Electric Co.	4.400%	3/1/44	2,630	3,147
	Oglethorpe Power Corp.	4.200%	12/1/42	11,677	12,126
	Ohio Power Co.	4.000%	6/1/49	734	835
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	2,242
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,103	4,076
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	6,300	7,703
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,120	7,887
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	18,824
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,601
	PacifiCorp	5.250%	6/15/35	1,232	1,578
	PacifiCorp	6.100%	8/1/36	14,920	20,445
	PacifiCorp	6.250%	10/15/37	7,772	10,868
	PacifiCorp	6.350%	7/15/38	35,944	51,015
	PacifiCorp	6.000%	1/15/39	32,206	44,543
	PacifiCorp	4.100%	2/1/42	19,700	22,606
	PacifiCorp	4.125%	1/15/49	3,837	4,436
	PacifiCorp	4.150%	2/15/50	44,530	51,880
	PacifiCorp	3.300%	3/15/51	5,955	6,097
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	100	102
	PECO Energy Co.	4.800%	10/15/43	10,365	12,867
	PECO Energy Co.	4.150%	10/1/44	396	458
	PECO Energy Co.	3.700%	9/15/47	15,500	17,150
	PECO Energy Co.	3.900%	3/1/48	27,240	31,130
	PECO Energy Co.	3.050%	3/15/51	16,655	16,722
[4,7]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	1,690	2,001
	Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,670
	Potomac Electric Power Co.	7.900%	12/15/38	142	226
	Potomac Electric Power Co.	4.150%	3/15/43	13,575	15,820
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	14,033
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	15,312
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,183	1,518
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	14,227
	Public Service Co. of Colorado	6.250%	9/1/37	960	1,377
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	22,631
	Public Service Co. of Colorado	4.300%	3/15/44	2,761	3,315
	Public Service Co. of Colorado	3.800%	6/15/47	570	641
	Public Service Co. of Colorado	4.050%	9/15/49	34,010	40,026
	Public Service Co. of Colorado	3.200%	3/1/50	2,940	3,013
	Public Service Electric and Gas Co.	3.650%	9/1/42	21,083	23,174
	Public Service Electric and Gas Co.	3.850%	5/1/49	2,890	3,288
	Public Service Electric and Gas Co.	3.200%	8/1/49	1,065	1,110
	Public Service Electric and Gas Co.	3.000%	3/1/51	3,000	2,966
	Puget Sound Energy Inc.	6.274%	3/15/37	473	646
	Puget Sound Energy Inc.	5.757%	10/1/39	1,042	1,418
	Puget Sound Energy Inc.	5.795%	3/15/40	15,992	21,912
	Puget Sound Energy Inc.	4.434%	11/15/41	1,425	1,653
	Puget Sound Energy Inc.	4.300%	5/20/45	379	445
	Puget Sound Energy Inc.	4.223%	6/15/48	29,820	34,911
	Puget Sound Energy Inc.	3.250%	9/15/49	35,150	35,725
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	1,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	2,419
	San Diego Gas & Electric Co.	3.320%	4/15/50	3,795	3,893
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,318
	Southern California Edison Co.	5.625%	2/1/36	925	1,172
	Southern California Edison Co.	5.950%	2/1/38	11,060	14,309
	Southern California Edison Co.	4.500%	9/1/40	14,228	16,255
	Southern California Edison Co.	3.900%	12/1/41	7,660	7,971
	Southern California Edison Co.	4.050%	3/15/42	1,704	1,806
	Southern California Edison Co.	3.900%	3/15/43	21,775	22,746
	Southern California Edison Co.	4.650%	10/1/43	21,739	25,007
	Southern California Edison Co.	3.600%	2/1/45	3,837	3,823
	Southern California Edison Co.	4.000%	4/1/47	31,200	32,621
	Southern California Edison Co.	4.125%	3/1/48	36,182	38,618
	Southern California Edison Co.	3.650%	2/1/50	22,870	22,767
	Southern California Edison Co.	2.950%	2/1/51	805	729
	Southern California Gas Co.	5.125%	11/15/40	1,870	2,387
	Southern California Gas Co.	4.125%	6/1/48	30,835	35,874
	Southern California Gas Co.	4.300%	1/15/49	15,075	18,176
	Southwestern Public Service Co.	4.500%	8/15/41	23,975	28,874
	Southwestern Public Service Co.	3.400%	8/15/46	3,500	3,634
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	22,282
	Southwestern Public Service Co.	3.750%	6/15/49	1,420	1,572
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	10,818
[4]	Superior Plus LP / Superior General Partner Inc.	4.500%	3/15/29	65	66
	Tampa Electric Co.	6.150%	5/15/37	12,220	16,313
	Tampa Electric Co.	3.450%	3/15/51	2,000	2,087
	Union Electric Co.	3.900%	9/15/42	4,326	4,845
	Union Electric Co.	4.000%	4/1/48	20,290	23,248
	Union Electric Co.	3.250%	10/1/49	2,025	2,072
	Virginia Electric and Power Co.	6.000%	5/15/37	57,203	78,146
	Virginia Electric and Power Co.	6.350%	11/30/37	1,944	2,767
	Virginia Electric and Power Co.	4.450%	2/15/44	15,490	18,684
	Virginia Electric and Power Co.	4.000%	11/15/46	8,725	9,938
	Virginia Electric and Power Co.	3.800%	9/15/47	29,319	32,498
	Virginia Electric and Power Co.	4.600%	12/1/48	7,310	9,118
	Virginia Electric and Power Co.	3.300%	12/1/49	1,400	1,448
	Virginia Electric and Power Co.	2.450%	12/15/50	1,615	1,417
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	105	109
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	200	207
	Wisconsin Electric Power Co.	5.625%	5/15/33	521	667
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,944	1,996
					2,950,067
Total Corporate Bonds (Cost $14,146,784)					15,755,330
Sovereign Bonds (1.2%)
[4]	Banque Ouest Africaine de Developpement	4.700%	10/22/31	670	714
[4]	CDP Financial Inc.	5.600%	11/25/39	1,500	2,023
[4]	Export-Import Bank of India	3.875%	2/1/28	960	1,026
	Federative Republic of Brazil	4.625%	1/13/28	6,000	6,440
	Federative Republic of Brazil	4.750%	1/14/50	3,417	3,205
[4,7]	Kingdom of Morocco	2.000%	9/30/30	2,130	2,534
[4]	Kingdom of Morocco	4.000%	12/15/50	605	546
[4]	Kingdom of Saudi Arabia	3.450%	2/2/61	27,460	25,855
	Republic of Chile	3.500%	1/25/50	55,212	57,083
	Republic of Chile	3.500%	4/15/53	17,695	18,394
	Republic of Chile	3.100%	1/22/61	21,930	20,585
	Republic of Colombia	4.500%	3/15/29	8,300	9,045
	Republic of Colombia	10.375%	1/28/33	1,259	1,939

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Colombia	3.875%	2/15/61	1,279	1,134
[6]	Republic of Guatemala	6.125%	6/1/50	1,500	1,808
[4,7]	Romania	3.375%	1/28/50	921	1,156
	State of Israel	3.375%	1/15/50	752	774
	State of Israel	3.875%	7/3/50	22,910	25,601
	State of Israel	3.800%	5/13/60	6,584	7,184
	State of Israel	4.500%	4/3/20	3,192	3,917
[4]	State of Qatar	5.103%	4/23/48	765	973
[4]	State of Qatar	4.817%	3/14/49	18,835	23,197
	United Mexican States	4.500%	4/22/29	7,591	8,523
	United Mexican States	3.250%	4/16/30	1,980	2,024
	United Mexican States	4.750%	4/27/32	8,734	9,825
	United Mexican States	4.600%	1/23/46	892	922
Total Sovereign Bonds (Cost $235,337)					236,427
Taxable Municipal Bonds (8.5%)
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.420%	5/1/21	1,000	1,000
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.620%	5/1/22	1,930	1,971
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	43,016	59,964
	Bay Area Toll Authority Highway Revenue	6.793%	4/1/30	1,449	1,752
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	23,745	35,124
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	10,420	16,431
	Bay Area Toll Authority Highway Revenue	3.552%	4/1/54	8,595	8,834
	California GO	2.500%	10/1/29	4,500	4,722
	California GO	4.600%	4/1/38	31,195	36,139
	California GO	7.550%	4/1/39	7,255	11,936
	California GO	7.300%	10/1/39	47,286	73,143
	California GO	7.600%	11/1/40	56,685	96,014
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,136	1,779
	California State University College & University Revenue	2.975%	11/1/51	27,825	27,731
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	11,525	14,461
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	43,340	59,976
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	9,620	13,289
[8]	Commonwealth Financing Authority Appropriations Revenue	5.197%	6/1/26	2,417	2,743
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	19,673
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	21,827
	Commonwealth of Massachusetts GO	2.514%	7/1/41	5,570	5,549
	Commonwealth of Massachusetts GO	2.813%	9/1/43	40,910	42,328
	Commonwealth of Massachusetts GO	2.900%	9/1/49	1,275	1,312
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	189	283
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	4,195	4,274
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,944	2,597
	Duke University College & University Revenue	5.850%	4/1/37	29,490	39,392
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	923	1,342
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	333	490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,420	1,936
	Houston TX GO	6.290%	3/1/32	1,972	2,471
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	10,330	14,042
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,417	2,930
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	26,002
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,944	2,426
	Los Angeles CA Unified School District GO	6.758%	7/1/34	27,775	39,581
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,020	19,593
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.716%	7/1/39	379	527
	Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	1,849	3,074
	Los Angeles Department of Water Revenue	6.008%	7/1/39	1,136	1,500
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	3,833	5,321
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	50,780	80,091
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	210	266
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	750	1,039
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	4,650	5,867
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	3,230	3,455
[9]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	6,570	8,467
	New Jersey Turnpike Authority Highway Revenue	3.729%	1/1/36	6,750	7,589
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	947	1,516
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	37,862	59,040
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.430%	8/1/30	14,540	15,833
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	2,859	3,781
	New York City Water & Sewer System Water Revenue	5.724%	6/15/42	12,711	18,722
	New York City Water & Sewer System Water Revenue	5.952%	6/15/42	18,114	27,230
	New York City Water & Sewer System Water Revenue	6.011%	6/15/42	6,843	10,343
	New York City Water & Sewer System Water Revenue	5.882%	6/15/44	32,580	49,220
	New York GO	5.590%	3/1/35	947	1,268
	New York NY GO	6.271%	12/1/37	550	787
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	7,288	8,839
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	8,465	8,855
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,919	20,496
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	256
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	7,295	7,757
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	10,945	11,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	3.370%	3/15/30	8,405	9,059
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	21,250	23,661
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	22,942	37,127
	Ohio State University College & University Revenue	4.910%	6/1/40	12,300	16,186
	Ohio State University College & University Revenue	4.800%	6/1/11	17,635	23,324
[10]	Oregon School Boards Association GO	4.759%	6/30/28	947	1,069
	Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	15,805
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	9,828	13,006
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,253	20,982
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,176	13,998
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	5,000	5,658
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	25,005	33,574
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	35,940	45,670
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	29,094	29,475
	Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	48,580	52,250
	Sacramento Municipal Utility District Electric Power & Light Revenue	6.156%	5/15/36	857	1,171
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	15,870	18,923
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	36,460	38,216
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	4,990	6,075
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,450	14,814
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,326	1,617
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	757	784
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,326	2,147
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	433	525
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	4,150	4,464
	University of California College & University Revenue	4.601%	5/15/31	2,141	2,501
	University of California College & University Revenue	5.770%	5/15/43	473	651
	University of California College & University Revenue	3.931%	5/15/45	17,840	19,874
	University of California College & University Revenue	4.858%	5/15/12	32,223	43,133
	University of California College & University Revenue	4.767%	5/15/15	14,875	19,215
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	8,918	13,407
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	852	1,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	28,170	27,558
	University of North Carolina at Chapel Hill College & University Revenue	3.327%	12/1/36	6,730	7,498
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	14,400	13,953
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	8,915	11,557
	University of Virginia College & University Revenue	2.256%	9/1/50	20,280	18,536
	University of Virginia College & University Revenue	3.227%	9/1/19	35,640	32,213
	Washington GO	5.481%	8/1/39	852	1,171
[8]	Wisconsin Appropriations Revenue	5.700%	5/1/26	1,702	1,975
	Wisconsin Appropriations Revenue	3.954%	5/1/36	3,364	3,746
Total Taxable Municipal Bonds (Cost $1,403,443)					1,725,428
				Shares
Temporary Cash Investments (6.7%)
Money Market Fund (4.0%)
[11]	Vanguard Market Liquidity Fund	0.068%		8,101,770	810,177
				Face Amount ($000)
Repurchase Agreements (2.7%)
	Bank of America Securities LLC (Dated 4/30/21, Repurchase Value $94,400,000, collateralized by Government National Mortgage Associataion 1.500%–4.000%, 9/20/45–12/20/50, with a value of $96,288,000)	0.010%	5/3/21	94,400	94,400
	Barclays Capital Inc. (Dated 4/30/21, Repurchase Value $98,900,000, collateralized by U.S. Treasury Note 0.250%, 7/31/25, with a value of $100,878,000)	0.010%	5/3/21	98,900	98,900
	Citigroup Global Markets Inc. (Dated 4/30/21, Repurchase Value $18,000,000, collateralized by U.S. Treasury Bill 0.000%, 5/18/21–6/3/21, with a value of $18,360,000)	0.010%	5/3/21	18,000	18,000
	RBC Capital Markets LLC (Dated 4/30/21, Repurchase Value $53,700,000, collateralized by Federal Home Loan Mortgage Corp. 2.000%–5.000%, 1/1/44–4/1/51, Federal National Mortgage Association 2.500%, 5/1/51, and U.S. Treasury Note 3.125%, 11/15/28, with a value of $54,774,000)	0.010%	5/3/21	53,700	53,700
	Wells Fargo & Co. (Dated 4/30/21, Repurchase Value $279,000,000, collateralized by Federal National Mortgage Association 1.909%–5.000%, 6/1/33–11/1/50, with a value of $284,580,000)	0.010%	5/3/21	279,000	279,000
					544,000
Total Temporary Cash Investments (Cost $1,354,163)					1,354,177

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S36-V1, Credit Protection Sold, Receives 1.000% Quarterly	CITNA	7/21/21	0.625%	9,825	10
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	7/21/21	1.060%	5,785	29
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	1,735	13
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	1,150	9
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	2,435	18
					79
Total Options Purchased (Cost $100)					79
Total Investments (99.5%) (Cost $18,254,327)					20,160,198
Other Assets and Liabilities—Net (0.5%)					107,909
Net Assets (100%)					20,268,107
Cost is in $000.
1	Securities with a value of $551,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $37,884,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $124,090,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $803,435,000, representing 4.0% of net assets.
5	Face amount denominated in British pounds.
6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7	Face amount denominated in euro.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CITNA—Citibank NA.
GO—General Obligation Bond.
GSI—Goldman Sachs International.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	2,293	302,748	(2,174)
5-Year U.S. Treasury Note	June 2021	47	5,825	(1)
Long U.S. Treasury Bond	June 2021	5,214	819,902	(1,334)
Ultra 10-Year U.S. Treasury Note	June 2021	514	74,811	(215)
Ultra Long U.S. Treasury Bond	June 2021	2,732	507,896	2,041
				(1,683)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2021	(369)	(48,720)	466
2-Year U.S. Treasury Note	June 2021	(299)	(66,007)	11
Euro-Bobl	June 2021	(5)	(810)	2
Euro-Bund	June 2021	(80)	(16,351)	126
Euro-Buxl	June 2021	(29)	(7,039)	282
Euro-Schatz	June 2021	(13)	(1,752)	—
Long Gilt	June 2021	(127)	(22,392)	127
Ultra Long U.S. Treasury Bond	June 2021	(1,447)	(269,006)	(840)
				174
				(1,509)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	5/28/21	EUR	149	USD	179	—	—
BNP Paribas	5/28/21	GBP	95	USD	131	—	—
State Street Bank & Trust Co.	5/28/21	USD	156	AUD	201	1	—
Morgan Stanley Capital Services Inc.	5/28/21	USD	27,810	EUR	22,986	160	—
State Street Bank & Trust Co.	5/28/21	USD	17,564	GBP	12,626	125	—
Morgan Stanley Capital Services Inc.	5/28/21	USD	4	JPY	447	—	—
State Street Bank & Trust Co.	5/28/21	USD	—	MXN	4	—	—
						286	—
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S34-V1	6/21/25	USD	65,173	1.000	1,357	2,033
CDX-NA-IG-S36-V1	6/23/26	USD	3,934,155	1.000	102,317	13,938
					103,674	15,971

Credit Protection Purchased
CDX-NA-HY-S36-V1	6/23/26	USD	1,150	(5.000)	(120)	(5)
					103,554	15,966
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Metlife Inc./A3	12/21/21	GSI	10,000	1.000	69	4	65	—

Credit Protection Purchased
Bank of China Ltd.	12/21/21	BNPSW	300	(1.000)	(2)	—	—	(2)
Republic of Colombia	6/23/26	GSI	5,170	(1.000)	63	76	—	(13)
Republic of Colombia	6/23/26	MSCS	1,840	(1.000)	22	29	—	(7)
					83	105	—	(22)
					152	109	65	(22)
1	Periodic premium received/paid quarterly.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2021, the counterparties had deposited in segregated accounts cash of $10,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

H. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,088,757	—	1,088,757
Corporate Bonds	—	15,755,330	—	15,755,330
Sovereign Bonds	—	236,427	—	236,427
Taxable Municipal Bonds	—	1,725,428	—	1,725,428
Temporary Cash Investments	810,177	544,000	—	1,354,177
Options Purchased	—	79	—	79
Total	810,177	19,350,021	—	20,160,198
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,055	—	—	3,055
Forward Currency Contracts	—	286	—	286
Swap Contracts	15,971	65	—	16,036
Total	19,026	351	—	19,377
Liabilities
Futures Contracts[1]	4,564	—	—	4,564
Swap Contracts	5	22	—	27
Total	4,569	22	—	4,591
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.